Derivative Instruments	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swap agreements

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at September 30, 2017, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	150,414	663	3.3	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	1,384	3.3	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,098	3.3	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of September 30, 2017, ranged from 0.30% to 2.00%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.
Stock purchase warrant
The Company has a stock purchase warrant entitling it to purchase up to 750,000 shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in Norwegian Kroner, the Company may also exercise the stock purchase warrant at 61.67 Norwegian Kroner (or NOK) per share. The stock purchase warrant expires on January 23, 2019. For purposes of vesting, the stock purchase warrant is divided into four equally sized tranches. If the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in Norwegian Kroner, each tranche will vest and become exercisable when and if the fair market value of a share of the TIL common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days, subject to certain trading value requirements. As at September 30, 2017, the first two tranches had vested. Upon completion of the Merger Agreement (see note 5b), the stock purchase warrant was cancelled. As a result, no value was recorded for this warrant on the Company's consolidated balance sheet at September 30, 2017 (see note 10).

Time-charter swap agreement
Effective June 1, 2016, the Company entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels. Under such agreement, the Company received $27,776 per day, less a 1.25% brokerage commission, and paid 55% of the net revenue distribution of two Aframax equivalent vessels employed in the Company’s Aframax RSA, less $500 per day, for a period of 11 months plus an additional two months at the counterparty’s option. The purpose of the agreement was to reduce the Company’s exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax RSA. The Company did not designate, for accounting purposes, the time-charter swap as a cash flow hedge. As of May 1, 2017, the time-charter swap counter-party did not exercise the two-month option and as such, the agreement was completed as of June 30, 2017.
Forward freight agreements
The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on derivative instruments in the Company's consolidated statements of (loss) income.
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities
	$	$	$	$
As at September 30, 2017
Interest rate swap agreements	204	3,022	(65)	(81)
Forward freight agreements	29	—	(5)	—
	233	3,022	(70)	(81)

As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)
Stock purchase warrant	—	287	—	—
Time-charter swap	875	—	(667)	—
	875	4,538	(921)	(1,108)

Realized and unrealized gains (losses) relating to the interest rate swaps, stock purchase warrant, time-charter swap and freight forward agreements are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2017			September 30, 2016
	Realized (losses) gains	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(154)	401	247	(1,277)	3,800	2,523
Stock purchase warrant	—	—	—	—	(199)	(199)
Time-charter swap agreement	—	—	—	1,096	209	1,305
Forward freight agreements	234	(91)	143	—	—	—
	80	310	390	(181)	3,810	3,629

	Nine Months Ended			Nine Months Ended
	September 30, 2017			September 30, 2016
	Realized (losses) gains	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized gains (losses)	Total
Interest rate swap agreements	(894)	2	(892)	(12,145)	5,914	(6,231)
Stock purchase warrant	—	(287)	(287)	—	(4,447)	(4,447)
Time-charter swap agreement	1,106	(875)	231	1,222	1,554	2,776
Forward freight agreements	347	(108)	239	—	—	—
	559	(1,268)	(709)	(10,923)	3,021	(7,902)